TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Restricted investment funds related to Concesionaria Nueva
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	156,635
Restricted investment funds related to Concesionaria Vial Del Pacífico
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	26,935
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 971,736	411,898
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	$ 5,123,939	3,523,121
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	5,123,939	3,523,121
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,999,777	3,436,491
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	124,162	86,630
Trading equity securities | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,297	1,679
Trading equity securities | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	42,649	34,796
Trading equity securities | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	3,019,846	1,587,495
Trading equity securities | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	81,513	51,834
Trading equity securities | Pension and severance funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 1,978,634	$ 1,847,317